Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives (Tables) [Abstract]
Total Notional or Contractual Amounts and Fair Values for Derivatives

				December 31,
	2012			2011
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives
Derivatives designated as hedging instruments
Interest rate contracts (1)	$92,004	7,284	2,696	87,537	8,423	2,769
Foreign exchange contracts	27,382	1,808	274	22,269	1,523	572
Total derivatives designated as
qualifying hedging instruments		9,092	2,970		9,946	3,341
Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate contracts (2)	334,555	450	694	377,497	2,318	2,011
Equity contracts	75	-	50	-	-	-
Foreign exchange contracts	3,074	3	64	5,833	250	3
Credit contracts - protection purchased	16	-	-	125	3	-
Other derivatives	2,296	-	78	2,367	-	117
Subtotal		453	886		2,571	2,131
Customer accommodation, trading and other
free-standing derivatives:
Interest rate contracts	2,774,783	63,617	65,305	2,425,144	81,336	83,834
Commodity contracts	90,732	3,456	3,590	77,985	4,351	4,234
Equity contracts	71,958	3,783	4,114	68,778	3,768	3,661
Foreign exchange contracts	166,061	3,713	3,241	140,704	3,151	2,803
Credit contracts - protection sold	26,455	315	2,623	38,403	319	5,178
Credit contracts - protection purchased	29,021	1,495	329	36,156	3,254	276
Subtotal		76,379	79,202		96,179	99,986
Total derivatives not designated as hedging instruments		76,832	80,088		98,750	102,117
Total derivatives before netting		85,924	83,058		108,696	105,458
Netting (3)		(62,108)	(71,116)		(81,143)	(89,990)
Total		$23,816	11,942		27,553	15,468

  Notional amounts presented exclude $4.7 billion at December 31, 2012, and $15.5 billion at December 31, 2011, of basis swaps that are combined with receive fixed-rate/pay floating-rate swaps and designated as one hedging instrument.
  Includes free-standing derivatives (economic hedges) used to hedge the risk of changes in the fair value of residential MSRs, MHFS, loans and other interests held.
  Represents netting of derivative asset and liability balances, and related cash collateral, with the same counterparty subject to master netting arrangements. The amount of cash collateral netted against derivative assets and liabilities was $5.0 billion and $14.5 billion, respectively, at December 31, 2012, and $6.6 billion and $15.4 billion, respectively, at December 31, 2011.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives in Fair Value Hedging Relationships

	Interest rate			Foreign exchange		Total net
	contracts hedging:			contracts hedging:		gains
						(losses)
	Securities	Mortgages		Securities		on fair
	available	held	Long-term	available	Long-term	value
(in millions)	for sale	for sale	debt	for sale	debt	hedges

Year ended December 31, 2012
Gains (losses) recorded in net interest income	$(457)	(4)	1,685	(5)	248	1,467

Gains (losses) recorded in noninterest income
Recognized on derivatives	(22)	(15)	(179)	39	567	390
Recognized on hedged item	17	6	233	(3)	(610)	(357)
Recognized on fair value hedges (ineffective portion) (1)	$(5)	(9)	54	36	(43)	33

Year ended December 31, 2011
Gains (losses) recorded in net interest income	$(451)	-	1,659	(11)	376	1,573

Gains (losses) recorded in noninterest income
Recognized on derivatives	(1,298)	(21)	2,796	168	512	2,157
Recognized on hedged item	1,232	17	(2,616)	(186)	(445)	(1,998)
Recognized on fair value hedges (ineffective portion) (1)	$(66)	(4)	180	(18)	67	159

  Included $(9) million and $53 million, respectively, for year ended December 31, 2012 and 2011, of gains (losses) on forward derivatives hedging foreign currency securities available for sale and long-term debt, representing the portion of derivative gains (losses) excluded from the assessment of hedge effectiveness (time value).

Net Gains (Losses) Recognized Related to Derivatives in Cash Flow Hedging Relationships

	Year ended
	December 31,
(in millions)	2012	2011
Gains (pre tax) recognized in OCI on derivatives	$52	190
Gains (pre tax) reclassified from cumulative OCI into net income (1)	388	571
Losses (pre tax) recognized in noninterest income on derivatives (2)	(1)	(5)

  Amounts were recorded in net interest income and noninterest expense.
  None of the change in value of the derivatives was excluded from the assessment of hedge effectiveness.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments

	Year ended
	December 31,
(in millions)	2012	2011
Net gains (losses) recognized on free-standing derivatives (economic hedges):
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (1)	$(1,882)	246
Other (2)	2	(157)
Equity contracts (2)	4	(5)
Foreign exchange contracts (2)	(53)	70
Credit contracts (2)	(15)	(18)
Subtotal	(1,944)	136
Net gains (losses) recognized on customer accommodation, trading and other free-standing derivatives:
Interest rate contracts
Recognized in noninterest income:
Mortgage banking (3)	7,222	3,594
Other (4)	589	298
Commodity contracts (4)	(14)	124
Equity contracts (4)	(234)	769
Foreign exchange contracts (4)	501	698
Credit contracts (4)	(54)	(200)
Other (4)	-	(5)
Subtotal	8,010	5,278
Net gains recognized related to derivatives not designated as hedging instruments	$6,066	5,414

  Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.
  Predominantly included in other noninterest income.
  Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.
  Predominantly included in net gains from trading activities in noninterest income.

Details of Sold and Purchased Credit Derivatives

		Notional amount
			Protection	Protection
			sold -	purchased	Net
			non-	with	protection	Other
	Fair value	Protection	investment	identical	sold	protection	Range of
(in millions)	liability	sold (A)	grade	underlyings (B)	(A) - (B)	purchased	maturities
December 31, 2012
Credit default swaps on:
Corporate bonds	$240	15,845	8,448	9,636	6,209	7,701	2013-2021
Structured products	1,787	2,433	2,039	948	1,485	393	2016-2056
Credit protection on:
Default swap index	4	3,520	348	3,444	76	616	2013-2017
Commercial mortgage-
backed securities index	531	1,249	861	790	459	524	2049-2052
Asset-backed securities index	57	64	64	6	58	92	2037-2046
Other	4	3,344	3,344	106	3,238	4,655	2013-2056
Total credit derivatives	$2,623	26,455	15,104	14,930	11,525	13,981

December 31, 2011
Credit default swaps on:
Corporate bonds	$1,002	24,634	14,043	13,329	11,305	9,404	2012-2021
Structured products	3,308	4,691	4,300	2,194	2,497	1,335	2016-2056
Credit protection on:
Default swap index	68	3,006	843	2,341	665	912	2012-2017
Commercial mortgage-backed securities index	713	1,357	458	19	1,338	1,403	2049-2052
Asset-backed securities index	76	83	83	8	75	116	2037-2046
Other	11	4,632	4,090	481	4,151	4,673	2012-2056
Total credit derivatives	$5,178	38,403	23,817	18,372	20,031	17,843